Derivative Instruments (Details) - Schedule of consolidated statements of income of derivative instruments not designated as hedges - Derivatives not designated as hedging instruments [Member]
$ in Thousands
Dec. 31, 2020 USD ($)
Derivative Instruments (Details) - Schedule of consolidated statements of income of derivative instruments not designated as hedges [Line Items]
Total	$ 38,066
Other income [Member]
Derivative Instruments (Details) - Schedule of consolidated statements of income of derivative instruments not designated as hedges [Line Items]
Foreign currency derivatives	866
Other income [Member]
Derivative Instruments (Details) - Schedule of consolidated statements of income of derivative instruments not designated as hedges [Line Items]
Gain on settlement of contingent consideration derivative	$ 37,200